UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment  [     ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors, Inc. Offshore
Address:           Edificio Sucre, Calle 48 Este
                   Bella Vista, Apartado 6277
			 Panama 5, Panama

Form 13F File Number:     28-10424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Alberto W. Vilar
Title:        Director
Phone:        415-362-0292

Signature, Place, and Date of Signing:

/s/ Alberto W. Vilar   San Francisco, California    February 13, 2004

Report Type  (Check only one.):

[     ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[  X  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number			Name
	28-2623					Amerindo Investment Advisors Inc.